Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 23, 2015
Document Effective Date	Sep. 28, 2015
Prospectus Date	Sep. 28, 2015
Schooner Fund | Schooner Fund Class A Shares
Prospectus:
Trading Symbol	SCNAX
Schooner Fund | Schooner Fund Institutional Class Shares
Prospectus:
Trading Symbol	SCNIX
Schooner Hedged Alternative Income Fund | Schooner Hedged Alternative Income Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SHAIX
Schooner Hedged Alternative Income Fund | Schooner Hedged Alternative Income Fund - Class A Shares
Prospectus:
Trading Symbol	SHAAX